Net revenues (Tables)	12 Months Ended
Dec. 31, 2016
Revenues [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]
During the years ended December 31, 2014, 2015 and 2016, the Company generated net revenues as the followings.

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Net revenues
Sales of PV modules	12,179,474	8,464,779	7,026,074	1,011,965
Sales of PV systems	161,035	197,365	127,353	18,343
Sales of PV cells, wafers and raw materials	439,622	686,056	746,261	107,484
Processing fee of PV cells and PV modules	—	389,450	308,386	44,417
Other revenues	147,246	228,136	168,025	24,200
Total net revenues	12,927,377	9,965,786	8,376,099	1,206,409